Real Estate Acquisitions and Dispositions (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Real Estate Investments, Net [Abstract]
Real Estate Acquisitions and Dispositions

5. REAL ESTATE ACTIVITY
Acquisitions—During the six months ended June 30, 2018, we acquired one grocery-anchored shopping center. That acquisition closed out the Internal Revenue Code (“IRC”) Section 1031 like-kind exchange outstanding at December 31, 2017. During the six months ended June 30, 2017, we acquired five grocery-anchored shopping centers. All of the 2017 and 2018 acquisitions were classified as asset acquisitions. As such, most acquisition-related costs were capitalized and are included in the total purchase prices shown below. Our real estate asset acquired during the six months ended June 30, 2018, was as follows (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423	135.437	71.3%
During the six months ended June 30, 2017, we acquired the following real estate assets (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,041	96,224	94.6%
Rocky Ridge Station(1)	Roseville, CA	Sprouts	4/18/2017	37,271	93,337	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,309	82,659	90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,817	117,507	71.7%
Sierra Station(1)	Corona, CA	Ralph’s	6/20/2017	29,137	110,904	94.0%

(1)	The purchase price includes debt assumed as part of the acquisition.
The fair value at acquisition and weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired as part of the above transactions during the six months ended June 30, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
Acquired in-place leases	$946	6	$9,611	13
Acquired above-market leases	74	3	850	7
Acquired below-market leases	(457)	16	(2,622)	20
Dispositions—During the six months ended June 30, 2018, we sold two grocery-anchored shopping centers. We had no dispositions during the six months ended June 30, 2017. Our real estate assets disposed of during the six months ended June 30, 2018, were as follows (dollars in thousands):

Property Name	Location	Anchor Tenant	Disposition Date	Sale Price	Gain	Square Footage
Lakeshore Crossing	Gainesville, GA	Lowe’s	5/15/2018	$9,270	$208	123,948
Lake Wales Station	Lake Wales, FL	CVS	5/30/2018	4,100	777	11,220
The gain on these dispositions is included as Other Expense (Income), Net on the consolidated statements of operations.
Impairment of Real Estate Assets—During the three months ended June 30, 2018, we recognized an impairment charge totaling $10.9 million associated with the anticipated disposition of a certain property with a net book value in excess of its estimated fair value. Our estimated fair value was based upon the contracted price to sell. We have applied reasonable estimates and judgments in determining the level of impairments recognized.

4. REAL ESTATE ACQUISITIONS AND DISPOSITIONS
During the year ended December 31, 2017, we acquired 84 shopping centers, including 76 shopping centers through the PELP transaction (see Note 3 for more detail) and eight grocery-anchored shopping centers outside of the PELP transaction. Our first quarter acquisition closed out the IRC reverse Section 1031 like-kind exchange outstanding as of December 31, 2016. For the year ended December 31, 2016, we acquired seven grocery-anchored shopping centers and additional real estate adjacent to previously acquired centers.
For the years ended December 31, 2017 and 2016, we allocated the purchase price of acquisitions unrelated to the PELP transaction, including acquisition costs for 2017, to the fair value of the assets acquired and liabilities assumed as follows (in thousands):

	2017	2016
Land and improvements	$47,556	$78,908
Building and improvements	130,482	140,145
Acquired in-place leases	17,740	21,506
Acquired above-market leases	1,314	3,559
Acquired below-market leases	(5,736)	(10,198)
Total assets and lease liabilities acquired	191,356	233,920
Less: Fair value of assumed debt at acquisition	30,831	33,326
Net assets acquired	$160,525	$200,594
The weighted-average amortization periods for in-place, above-market, and below-market lease intangibles acquired during the years ended December 31, 2017 and 2016, are as follows (in years):

	2017	2016
Acquired in-place leases	13	11
Acquired above-market leases	6	6
Acquired below-market leases	18	19
Dispositions—In October 2017, we sold a property for $6.5 million and recognized a gain of $1.8 million. For tax-purposes, we deferred the gain through an IRC Section 1031 like-kind exchange, which was completed with our subsequent acquisition of Shoppes of Lake Village in February 2018 (see Note 20). We also sold a property in December 2016 and recognized a gain of $4.7 million. Gains on property dispositions are recorded in Other Income, Net on the consolidated statements of operations.